SUPPLEMENT DATED NOVEMBER 5, 2025 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Comstock Select Fund

(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
Effective November 5, 2025:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Kevin Holt, CFA	Portfolio Manager (Co-lead)	2019

Devin Armstrong, CFA	Portfolio Manager (Co-lead)	2019

Umang Khetan, CFA	Portfolio Manager	2025

James Warwick	Portfolio Manager	2019

2. The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
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Kevin Holt, CFA, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2019  and has been associated with Invesco and/or its affiliates since 2010.
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Devin Armstrong, CFA, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2019  and has been associated with Invesco and/or its affiliates since 2010.
▪
Umang Khetan, CFA, Portfolio Manager, who has been responsible for the Fund since 2025 and has been associated with Invesco and/or its affiliates since 2012.
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James Warwick, Portfolio Manager, who has been responsible for the Fund since 2019  and has been associated with Invesco and/or its affiliates since 2010.
3. The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of the Fund’s SAI:
Umang Khetan began serving on Invesco Comstock Select Fund as a portfolio manager of the Fund effective November 5, 2025. As of August 31, 2025, Mr. Khetan did not beneficially own any shares of the Fund.
4. The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of the Fund’s SAI:
Umang Khetan began serving on Invesco Comstock Select Fund as a portfolio manager of the Fund effective November 5, 2025. As of August 31, 2025, Mr. Khetan managed 1 other registered investment company with approximately $433.5 million in assets, no other pooled investment vehicles and no other accounts.
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